INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Balance at beginning of the period	$ 39,616,426
Balance at end of the period	35,298,224
Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(6,232,311)	$ (2,497,970)
Adjustment of opening net book amount for application of IAS 29		(1,200,363)
Amortization of the period	(1,103,069)	(992,292)
Foreign currency translation	659,997	93,858
Balance at end of the period	(6,675,383)	(4,596,767)
Microbiology product
Intangible assets
Balance at beginning of the period	2,208,117
Balance at end of the period	1,572,112
Microbiology product | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(1,059,083)	(383,380)
Adjustment of opening net book amount for application of IAS 29		(202,791)
Amortization of the period	(236,898)	(157,484)
Foreign currency translation	99,766	14,868
Balance at end of the period	(1,196,215)	(728,787)
Trademarks and patents
Intangible assets
Balance at beginning of the period	8,063,648
Balance at end of the period	6,892,144
Trademarks and patents | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(1,747,174)	(704,024)
Adjustment of opening net book amount for application of IAS 29		(334,919)
Amortization of the period	(288,105)	(297,813)
Foreign currency translation	191,409	26,380
Balance at end of the period	(1,843,870)	(1,310,376)
Software
Intangible assets
Balance at beginning of the period	994,723
Balance at end of the period	789,788
Software | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(1,154,617)	(495,293)
Adjustment of opening net book amount for application of IAS 29		(227,264)
Amortization of the period	(203,512)	(149,820)
Foreign currency translation	119,978	18,344
Balance at end of the period	(1,238,151)	(854,033)
Customer loyalty
Intangible assets
Balance at beginning of the period	19,601,656
Balance at end of the period	17,079,677
Customer loyalty | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(2,271,437)	(915,273)
Adjustment of opening net book amount for application of IAS 29		(435,389)
Amortization of the period	(374,554)	(387,175)
Foreign currency translation	248,844	34,266
Balance at end of the period	$ (2,397,147)	$ (1,703,571)